Summary of Income Tax Benefit Differs from Federal Statutory Rates (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Federal rate	34.00%	34.00%